Schedule of Employee Stock Options Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number of options, outstanding	11,726,093	10,633,988	10,336,883	6,682,560
Outstanding options, weighted average remaining life	5 years 8 months 4 days	6 years 3 months	6 years 10 months 28 days	6 years 4 months 24 days
Vested options, number exercisable	10,814,635	10,297,412	9,424,826
Vested options, weighted average remaining life	5 years 3 months 29 days	6 years 1 month 24 days	6 years 9 months 3 days
Range One [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.01	$ 0.01	$ 0.01
Number of options, outstanding	675,000	675,000	675,000
Outstanding options, weighted average remaining life	3 months	1 year 3 months	2 years 6 months 3 days
Vested options, number exercisable	675,000	675,000	675,000
Vested options, weighted average remaining life	3 months	1 year 3 months	2 years 6 months 3 days
Range Two [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.74	$ 0.74	$ 0.74
Number of options, outstanding	1,657,564	1,657,560	1,657,560
Outstanding options, weighted average remaining life	3 years 3 months 25 days	4 years 3 months 25 days	5 years 6 months 25 days
Vested options, number exercisable	1,657,564	1,657,562	1,657,564
Vested options, weighted average remaining life	3 years 3 months 25 days	4 years 3 months 25 days	5 years 6 months 25 days
Range Three [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.80	$ 0.80	$ 0.80
Number of options, outstanding	2,783,239	2,783,243	2,783,243
Outstanding options, weighted average remaining life	3 years 6 months 14 days	4 years 6 months 14 days	5 years 9 months 18 days
Vested options, number exercisable	2,783,239	2,783,238	2,708,239
Vested options, weighted average remaining life	3 years 6 months 14 days	4 years 6 months 14 days	5 years 7 months 13 days
Range Four [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 0.97	$ 1.33	$ 1.33
Number of options, outstanding	250,000	5,461,935	5,164,830
Outstanding options, weighted average remaining life	9 years 8 months 1 day	8 years 3 months 29 days	4 years 6 months 3 days
Vested options, number exercisable	86,968	5,125,362	4,327,774
Vested options, weighted average remaining life	9 years 8 months 1 day	8 years 3 months 21 days	4 years 11 months 1 day
Range Five [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.19	$ 2.16	$ 2.16
Number of options, outstanding	357,448	56,250	56,250
Outstanding options, weighted average remaining life	9 years 9 months 3 days	6 years 8 months 15 days	7 years 11 months 15 days
Vested options, number exercisable	(0)	56,250	56,250
Vested options, weighted average remaining life		6 years 8 months 15 days	7 years 8 months 15 days
Range Six [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.23
Number of options, outstanding	484,657
Outstanding options, weighted average remaining life	9 years 11 months 8 days
Vested options, number exercisable	93,689
Vested options, weighted average remaining life	9 years 11 months 8 days
Range Seven [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 1.33
Number of options, outstanding	5,461,935
Outstanding options, weighted average remaining life	7 years 3 months 29 days
Vested options, number exercisable	5,461,925
Vested options, weighted average remaining life	7 years 3 months 29 days
Range Eight [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price	$ 2.16
Number of options, outstanding	56,250
Outstanding options, weighted average remaining life	5 years 8 months 15 days
Vested options, number exercisable	56,250
Vested options, weighted average remaining life	5 years 8 months 15 days